Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Measured at Fair Value on Recurring Basis - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Total assets recorded at fair value	$ 134	$ 17
Liabilities
Total liabilities recorded at fair value	684	758
Interest Rate Swaps
Assets
Total assets recorded at fair value	134	17
Liabilities
Total liabilities recorded at fair value		9
Contingent Consideration Liability
Liabilities
Total liabilities recorded at fair value	13	33
Seller Earnouts Liability
Liabilities
Total liabilities recorded at fair value	96	135
Tax Receivable Agreement Liability
Liabilities
Total liabilities recorded at fair value	575	581
Level 2
Assets
Total assets recorded at fair value	134	17
Liabilities
Total liabilities recorded at fair value		9
Level 2 | Interest Rate Swaps
Assets
Total assets recorded at fair value	134	17
Liabilities
Total liabilities recorded at fair value		9
Level 3
Liabilities
Total liabilities recorded at fair value	684	749
Level 3 | Contingent Consideration Liability
Liabilities
Total liabilities recorded at fair value	13	33
Level 3 | Seller Earnouts Liability
Liabilities
Total liabilities recorded at fair value	96	135
Level 3 | Tax Receivable Agreement Liability
Liabilities
Total liabilities recorded at fair value	$ 575	$ 581